Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including those for which the MHFG Group has Elected the Fair value Option (Detail) (Fair Value, Measurements, Recurring, JPY ¥)
In Billions
	Mar. 31, 2011		Mar. 31, 2010
Assets:
Assets, trading securities			¥ 15,487	[1]
Assets, derivatives			16,041
Other investments	286		96
Total assets at fair value	66,940	[2]	69,425	[2]
Liabilities:
Trading securities sold, not yet purchased	4,415		4,114
Liabilities, derivatives			15,289
Long-term debt	441	[3]	354	[3]
Total liabilities at fair value	17,138		19,757
Interest rate contracts | Level 3
Assets:
Assets, derivatives	15
Liabilities:
Liabilities, derivatives	35
Interest rate contracts | Level 1
Assets:
Assets, derivatives	3
Liabilities:
Liabilities, derivatives	1
Interest rate contracts | Level 2
Assets:
Assets, derivatives	9,946
Liabilities:
Liabilities, derivatives	9,505
Interest rate contracts
Assets:
Assets, derivatives	9,964
Liabilities:
Liabilities, derivatives	9,541
Foreign exchange contracts | Level 3
Assets:
Assets, derivatives	74
Liabilities:
Liabilities, derivatives	41
Foreign exchange contracts | Level 1
Assets:
Assets, derivatives	2
Liabilities:
Liabilities, derivatives	2
Foreign exchange contracts | Level 2
Assets:
Assets, derivatives	2,769
Liabilities:
Liabilities, derivatives	2,422
Foreign exchange contracts
Assets:
Assets, derivatives	2,845
Liabilities:
Liabilities, derivatives	2,465
Equity-related contracts | Level 3
Assets:
Assets, derivatives	66
Liabilities:
Liabilities, derivatives	37
Equity-related contracts | Level 1
Assets:
Assets, derivatives	20
Liabilities:
Liabilities, derivatives	25
Equity-related contracts | Level 2
Assets:
Assets, derivatives	68
Liabilities:
Liabilities, derivatives	88
Equity-related contracts
Assets:
Assets, derivatives	154
Liabilities:
Liabilities, derivatives	150
Credit-related contracts | Level 3
Assets:
Assets, derivatives	32
Liabilities:
Liabilities, derivatives	7
Credit-related contracts | Level 2
Assets:
Assets, derivatives	27
Liabilities:
Liabilities, derivatives	32
Credit-related contracts
Assets:
Assets, derivatives	59
Liabilities:
Liabilities, derivatives	39
Other contracts | Level 3
Assets:
Assets, derivatives	104
Liabilities:
Liabilities, derivatives	84
Other contracts | Level 1
Liabilities:
Liabilities, derivatives	1
Other contracts | Level 2
Liabilities:
Liabilities, derivatives	2
Other contracts
Assets:
Assets, derivatives	104
Liabilities:
Liabilities, derivatives	87
Japanese government bonds | Level 1
Assets:
Assets, trading securities	4,834	[1]
Available-for-sale securities	27,605		26,690
Japanese government bonds | Level 2
Assets:
Assets, trading securities	128	[1]
Available-for-sale securities	1,608		1,539
Japanese government bonds
Assets:
Assets, trading securities	4,962	[1]
Available-for-sale securities	29,213		28,229
Japanese local gov't bonds | Level 2
Assets:
Assets, trading securities	162	[1]
Available-for-sale securities	230		157
Japanese local gov't bonds
Assets:
Assets, trading securities	162	[1]
Available-for-sale securities	230		157
U.S. Treasury bonds | Level 1
Assets:
Assets, trading securities	2,653	[1]
Available-for-sale securities	128		112
U.S. Treasury bonds | Level 2
Assets:
Assets, trading securities	58	[1]
U.S. Treasury bonds
Assets:
Assets, trading securities	2,711	[1]
Available-for-sale securities	128		112
Other foreign gov't bonds | Level 3
Assets:
Assets, trading securities	5	[1]
Other foreign gov't bonds | Level 1
Assets:
Assets, trading securities	1,218	[1]
Available-for-sale securities	196		215
Other foreign gov't bonds | Level 2
Assets:
Assets, trading securities	132	[1]
Available-for-sale securities	95		104
Other foreign gov't bonds
Assets:
Assets, trading securities	1,355	[1]
Available-for-sale securities	291		319
Agency mortgage-backed securities | Level 1
Assets:
Assets, trading securities	880	[1]
Available-for-sale securities	83		57
Agency mortgage-backed securities | Level 2
Assets:
Assets, trading securities	425	[1]
Available-for-sale securities	682		478
Agency mortgage-backed securities
Assets:
Assets, trading securities	1,305	[1]
Available-for-sale securities	765		535
Residential mortgage-backed securities | Level 3
Assets:
Assets, trading securities	206	[1]
Available-for-sale securities	429		573
Residential mortgage-backed securities | Level 2
Assets:
Assets, trading securities	1	[1]
Available-for-sale securities	331		438
Residential mortgage-backed securities
Assets:
Assets, trading securities	207	[1]
Available-for-sale securities	760		1,011
Commercial mortgage-backed securities | Level 3
Assets:
Assets, trading securities	50	[1]
Available-for-sale securities	486		650
Commercial mortgage-backed securities | Level 2
Assets:
Assets, trading securities	1	[1]
Commercial mortgage-backed securities
Assets:
Assets, trading securities	51	[1]
Available-for-sale securities	486		650
Foreign corporate bonds and other debt securities | Level 3
Assets:
Available-for-sale securities	248		357
Foreign corporate bonds and other debt securities | Level 1
Assets:
Available-for-sale securities	34		75
Foreign corporate bonds and other debt securities | Level 2
Assets:
Available-for-sale securities	364		304
Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	646		736
Level 3
Assets:
Assets, trading securities			920	[1]
Assets, derivatives			344
Other investments	260		96
Total assets at fair value	2,808	[2]	3,465	[2]
Liabilities:
Liabilities, derivatives			285
Long-term debt	440	[3]	350	[3]
Total liabilities at fair value	644		635
Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	289		522
Level 3 | Equity securities
Assets:
Assets, trading securities	96	[1]
Available-for-sale securities			3
Level 3 | Corporate bonds and other
Assets:
Assets, trading securities	448	[1]
Level 1
Assets:
Assets, trading securities			11,085	[1]
Assets, derivatives			22
Other investments	26
Total assets at fair value	41,281	[2]	41,402	[2]
Liabilities:
Trading securities sold, not yet purchased	4,254		3,849
Liabilities, derivatives			24
Total liabilities at fair value	4,283		3,873
Level 1 | Equity securities
Assets:
Assets, trading securities	714	[1]
Available-for-sale securities	2,741		3,146
Level 1 | Corporate bonds and other
Assets:
Assets, trading securities	144	[1]
Level 2
Assets:
Assets, trading securities			3,482	[1]
Assets, derivatives			15,675
Total assets at fair value	22,851	[2]	24,558	[2]
Liabilities:
Trading securities sold, not yet purchased	161		265
Liabilities, derivatives			14,980
Long-term debt	1	[3]	4	[3]
Total liabilities at fair value	12,211		15,249
Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,908		2,246
Level 2 | Equity securities
Assets:
Assets, trading securities	360	[1]
Available-for-sale securities	92		135
Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,253	[1]
Level 2 | Corporate bonds and other
Assets:
Assets, trading securities	1,211	[1]
Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	3,197		2,768
Equity securities
Assets:
Assets, trading securities	1,170	[1]
Available-for-sale securities	2,833		3,284
Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,253	[1]
Corporate bonds and other
Assets:
Assets, trading securities	¥ 1,803	[1]

[1]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[2]	Amounts include the investments measured at NAV per share at March 31, 2010 and 2011, of ¥723 billion and ¥729 billion, respectively, of which ¥213 billion and ¥187 billion, respectively, are classified in Level 1, ¥454 billion and ¥482 billion, respectively, are classified in Level 2, and ¥56 billion and ¥60 billion, respectively, are classified in Level 3.
[3]	Amounts represent items for which the Group elected the fair value option.